UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-8703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/10

FORM N-Q

Item 1.                        Schedule of Investments.

100-605-05

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
December 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--137.0%	Rate (%)	Date	Amount ($)		Value ($)
Auto Parts & Equipment--1.7%
Goodyear Tire & Rubber,
Sr. Unscd. Notes	10.50	5/15/16	1,205,000	a	1,379,725
Lear,
Gtd. Bonds	7.88	3/15/18	805,000	a	865,375
Lear,
Gtd. Notes	8.13	3/15/20	690,000	a	753,825
TRW Automotive,
Gtd. Notes	7.25	3/15/17	1,925,000	a,b	2,083,813
					5,082,738
Automobile Manufacturers--.8%
Navistar International,
Gtd. Notes	8.25	11/1/21	2,080,000	a	2,246,400
Chemicals--5.4%
Hexion U.S. Finance/Nova Scotia,
Scd. Notes	9.00	11/15/20	1,745,000	a,b	1,849,700
Huntsman International,
Gtd. Notes	8.63	3/15/20	2,030,000	a	2,217,775
Huntsman International,
Sr. Sub. Notes	8.63	3/15/21	1,515,000	a,b	1,643,775
Ineos Finance,
Sr. Scd. Notes	9.00	5/15/15	1,740,000	a,b	1,859,625
Lyondell Chemical,
Sr. Scd. Notes	8.00	11/1/17	540,000	a,b	598,725
Momentive Performance Materials,
Scd. Notes	9.00	1/15/21	1,835,000	a,b	1,940,512
OXEA Finance,
Sr. Scd. Notes	9.50	7/15/17	1,775,000	a,b	1,932,531
Polyone,
Sr. Unscd. Notes	7.38	9/15/20	1,900,000	a	1,973,625
TPC Group,
Sr. Scd. Notes	8.25	10/1/17	1,215,000	a,b	1,275,750
Vertellus Specialties,
Sr. Scd. Notes	9.38	10/1/15	700,000	b	743,750
					16,035,768
Commercial & Professional Services--13.6%
Affinity Group,
Sr. Scd. Notes	11.50	12/1/16	2,850,000	b	2,814,375
Brickman Group Holdings,
Sr. Notes	9.13	11/1/18	2,060,000	a,b	2,096,050
Cenveo,
Sr. Scd. Notes	8.88	2/1/18	5,365,000	a	5,217,462
Cenveo,
Gtd. Notes	10.50	8/15/16	285,000	a,b	281,437
Ceridian,
Gtd. Notes	11.25	11/15/15	9,780,000	a,c	9,731,100

100-605-05

Ceridian,
Gtd. Notes	12.25	11/15/15	3,108,150	a	3,154,772
Dyncorp International,
Sr. Unscd. Notes	10.38	7/1/17	4,160,000	a,b	4,284,800
FTI Consulting,
Gtd. Notes	6.75	10/1/20	2,040,000	a,b	2,034,900
Garda World Security,
Sr. Unscd. Notes	9.75	3/15/17	2,000,000	a,b	2,155,000
iPayment,
Gtd. Notes	9.75	5/15/14	1,670,000	a	1,578,150
Mobile Mini,
Gtd. Notes	7.88	12/1/20	1,635,000	a,b	1,700,400
Reynolds Group Issuer,
Gtd. Notes	8.50	5/15/18	4,155,000	a,b	4,196,550
Visant,
Sr. Notes	10.00	10/1/17	950,000	b	1,011,750
					40,256,746
Diversified Financial Services--12.9%
Ally Financial,
Gtd. Notes	7.50	9/15/20	875,000	a,b	922,031
Ally Financial,
Gtd. Notes	8.00	11/1/31	5,915,000	a	6,402,988
American General Finance,
Sr. Unscd. Notes	6.90	12/15/17	3,000,000	a	2,437,500
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	1,275,000	a	1,426,464
Ford Motor Credit,
Sr. Unscd. Notes	8.13	1/15/20	1,625,000	a	1,893,660
Ford Motor Credit,
Sr. Unscd. Notes	8.70	10/1/14	3,835,000	a	4,322,294
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	4,678,000	a,b	4,713,085
Icahn Enterprises Finance,
Gtd. Notes	8.00	1/15/18	5,660,000	a	5,688,300
Internatioanal Lease Finance,
Sr. Unscd. Notes	8.25	12/15/20	2,000,000		2,062,500
Offshore Group Investments,
Sr. Scd. Notes	11.50	8/1/15	290,000	b	316,100
Pinafore,
Sr. Scd. Notes	9.00	10/1/18	4,415,000	a,b	4,790,275
SLM,
Sr. Unscd. Notes	8.00	3/25/20	1,000,000		1,015,545
Susser Holdings & Finance,
Gtd. Notes	8.50	5/15/16	460,000	a	495,650
USI Holdings,
Sr. Sub. Notes	9.75	5/15/15	1,555,000	a,b	1,578,325
					38,064,717
Electric Utilities--4.8%
AES,
Sr. Unscd. Notes	8.00	10/15/17	425,000	a	451,562
AES,
Sr. Unscd. Notes	9.75	4/15/16	5,045,000	a	5,663,012

100-605-05

Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	1,388,000	a	1,044,470
GenOn Energy,
Sr. Unscd. Notes	9.50	10/15/18	2,490,000	b	2,486,888
North American Energy Alliance,
Sr. Scd. Notes	10.88	6/1/16	1,310,000	a,b	1,460,650
NRG Energy,
Gtd. Notes	7.38	1/15/17	2,870,000	a	2,963,275
					14,069,857
Environmental Control--.4%
WCA Waste,
Gtd. Notes	9.25	6/15/14	1,070,000	a	1,112,800
Food & Beverages--.6%
Michael Foods,
Sr. Notes	9.75	7/15/18	1,555,000	a,b	1,706,613
Health Care--11.1%
Alere,
Gtd. Notes	9.00	5/15/16	2,640,000	a	2,732,400
American Renal Holdings,
Sr. Scd. Notes	8.38	5/15/18	735,000	a,b	757,050
Biomet,
Gtd. Notes	11.63	10/15/17	11,824,000	a	13,124,640
Capella Healthcare,
Gtd. Notes	9.25	7/1/17	1,870,000	a,b	1,986,875
DJO Finance,
Gtd. Notes	9.75	10/15/17	4,100,000	a,b	4,243,500
HCA,
Scd. Notes	9.25	11/15/16	7,320,000	a	7,827,825
Radiation Therapy Services,
Gtd. Notes	9.88	4/15/17	980,000	a,b	982,450
Sabra Health Capital,
Gtd. Notes	8.13	11/1/18	1,055,000	b	1,094,563
					32,749,303
Industrial--2.6%
Associated Materials,
Sr. Scd. Notes	9.13	11/1/17	1,010,000	a,b	1,057,975
Manitowoc,
Gtd. Notes	8.50	11/1/20	3,100,000	a	3,309,250
Standard Pacific,
Gtd. Notes	8.38	5/15/18	1,300,000	b	1,306,500
Texas Industries,
Gtd. Notes	9.25	8/15/20	1,910,000	b	2,038,925
					7,712,650
Lodging & Entertainment--6.2%
AMC Entertaiment Holdings,
Sr. Sub. Notes	9.75	12/1/20	1,750,000	b	1,828,750
Ameristar Casinos,
Gtd. Notes	9.25	6/1/14	1,495,000	a	1,607,125
Boyd Gaming,
Sr. Sub. Notes	6.75	4/15/14	630,000	a	622,124
Boyd Gaming,
Sr. Sub. Notes	7.13	2/1/16	1,575,000	a	1,421,437

100-605-05

Isle of Capri Casinos,
Gtd. Notes	7.00	3/1/14	2,819,000	a	2,776,715
MGM Resorts International,
Gtd. Notes	6.75	4/1/13	1,416,000	a	1,414,584
MGM Resorts International,
Sr. Unscd. Notes	11.38	3/1/18	3,700,000	a	4,033,000
Penn National Gaming,
Sr. Sub. Notes	8.75	8/15/19	1,855,000	a	2,054,413
Pokagon Gaming Authority,
Sr. Notes	10.38	6/15/14	1,994,000	a,b	2,088,715
Wynn Las Vegas,
First Mortgage Notes	7.75	8/15/20	495,000		538,312
					18,385,175
Manufacturing--2.8%
RBS Global & Rexnord,
Gtd. Notes	8.50	5/1/18	2,395,000	a	2,556,662
Reddy Ice,
Sr. Scd. Notes	11.25	3/15/15	5,480,000	a	5,630,700
					8,187,362
Media--17.2%
Allbritton Communications,
Sr. Unscd. Notes	8.00	5/15/18	2,585,000	a	2,623,775
CCH II Capital,
Gtd. Notes	13.50	11/30/16	8,700,286	a	10,418,592
Cequel Communications Holdings I,
Sr. Unscd. Notes	8.63	11/15/17	1,050,000	a,b	1,102,500
Clear Channel Communications,
Sr. Unscd. Notes	4.90	5/15/15	3,195,000		2,476,125
Clear Channel Communications,
Sr. Unscd. Notes	5.50	9/15/14	5,603,000		4,678,505
Clear Channel Communications,
Sr. Unscd. Notes	5.75	1/15/13	5,999,000		5,849,025
Clear Channel Communications,
Gtd. Notes	10.75	8/1/16	2,605,000		2,344,500
Entravision Communications,
Sr. Scd. Notes	8.75	8/1/17	650,000	a,b	689,000
Gray Television,
Sr. Scd. Notes	10.50	6/29/15	4,065,000	a	4,115,813
Insight Communications,
Sr. Notes	9.38	7/15/18	1,920,000	a,b	2,054,400
LBI Media,
Sr. Sub. Notes	8.50	8/1/17	4,364,000	a,b	3,567,570
Nexstar Broadcasting,
Gtd. Notes, Ser. 1	0.50	1/15/14	316,561	a	309,438
Nexstar Finance Holdings,
Sr. Discount Notes	11.38	4/1/13	2,256,308	a,c	2,292,973
Nexstar/Mission Broadcasting,
Sr. Scd. Notes	8.88	4/15/17	345,000	a,b	368,288
Quebecor Media,
Sr. Unscd. Notes	7.75	3/15/16	3,700,000	a	3,838,750
Salem Communications,
Sr. Scd. Notes	9.63	12/15/16	2,055,000	a	2,188,575

100-605-05

Sinclair Television Group,
Scd. Notes	9.25	11/1/17	1,775,000	a,b	1,930,313
					50,848,142
Metals & Mining--4.3%
Drummond,
Sr. Unscd. Notes	7.38	2/15/16	2,115,000	a	2,202,244
Murray Energy,
Sr. Scd. Notes	10.25	10/15/15	3,470,000	a,b	3,660,850
Severstal Columbus,
Sr. Scd. Notes	10.25	2/15/18	6,500,000	a,b	6,890,000
					12,753,094
Oil & Gas--4.1%
American Petroleum Tankers,
Sr. Scd. Notes	10.25	5/1/15	2,385,000	a,b	2,480,400
Aquilex Holdings,
Gtd. Notes	11.13	12/15/16	1,510,000	a	1,536,425
Chesapeake Energy,
Gtd. Notes	6.63	8/15/20	2,590,000	a	2,564,100
Chesapeake Energy,
Gtd. Notes	9.50	2/15/15	2,675,000	a	3,029,438
Petrohawk Energy,
Gtd. Notes	10.50	8/1/14	435,000	a	498,075
Trinidad Drilling,
Sr. Unscd. Notes	7.88	1/15/19	2,060,000	b	2,090,900
					12,199,338
Packaging & Containers--3.1%
AEP Industries,
Sr. Unscd. Notes	7.88	3/15/13	3,755,000	a	3,759,694
BWAY Holding,
Gtd. Notes	10.00	6/15/18	1,080,000	a,b	1,170,450
BWAY Parent,
Sr. Unscd. Notes	10.13	11/1/15	2,600,000	a,b	2,639,000
Solo Cup,
Sr. Scd. Notes	10.50	11/1/13	1,610,000	a	1,690,500
					9,259,644
Paper & Forest Products--3.2%
Newpage,
Sr. Scd. Notes	11.38	12/31/14	2,409,000	a	2,276,505
Smurfit Kappa Funding,
Sr. Sub. Notes	7.75	4/1/15	1,700,000	a	1,751,000
Verso Paper Holdings,
Sr. Scd. Notes	11.50	7/1/14	5,026,000	a	5,541,165
					9,568,670
Retail--7.7%
Ferrellgas Partners,
Sr. Unscd. Notes	8.63	6/15/20	1,575,000	a	1,701,000
Ferrellgas,
Sr. Unscd. Notes	6.50	5/1/21	1,000,000	a,b	980,000
Ferrellgas,
Sr. Unscd. Notes	9.13	10/1/17	1,370,000	a	1,513,850
Hillman Group,
Gtd. Notes	10.88	6/1/18	1,775,000	a	1,956,938

100-605-05

McJunkin Red Man,
Sr. Scd. Notes	9.50	12/15/16	2,390,000	a,b	2,270,500
Neiman Marcus Group,
Gtd. Notes	10.38	10/15/15	5,750,000	a	6,102,187
QVC,
Sr. Scd. Notes	7.50	10/1/19	1,440,000	a,b	1,522,800
Rite Aid,
Gtd. Notes	9.50	6/15/17	3,070,000	a	2,624,850
Rite Aid,
Sr. Scd. Notes	10.38	7/15/16	3,835,000	a	4,007,575
					22,679,700
Steel--.7%
Tube City IMS,
Gtd. Notes	9.75	2/1/15	1,850,000		1,924,000
Technology--4.3%
Alion Science and Technology,
Sr. Scd. Notes	12.00	11/1/14	6,164	a	6,387
First Data,
Sr. Scd. Notes	8.25	1/15/21	1,636,000	a,b	1,578,740
First Data,
Gtd. Notes	9.88	9/24/15	115,000	a	109,538
First Data,
Gtd. Notes	9.88	9/24/15	252,000	a	241,290
First Data,
Sr. Notes	12.63	1/15/21	1,636,000	a,b	1,570,560
Sungard Data Systems,
Gtd. Notes	10.25	8/15/15	3,185,000	a	3,356,194
Sungard Data Systems,
Gtd. Notes	10.63	5/15/15	1,340,000	a	1,484,050
Wireco WorldGroup,
Sr. Unscd. Notes	9.50	5/15/17	3,975,000	a,b	4,213,500
					12,560,259
Telecommunications--23.1%
Digicel Group,
Sr. Unscd. Notes	8.88	1/15/15	7,660,000	a,b	7,774,900
Digicel Group,
Sr. Unscd. Notes	9.13	1/15/15	3,014,000	a,b	3,066,745
Digicel Group,
Sr. Unscd. Notes	10.50	4/15/18	631,000	b	697,255
Digicel,
Sr. Notes	8.25	9/1/17	1,215,000	b	1,251,450
Digicel,
Sr. Unscd. Notes	12.00	4/1/14	780,000	b	910,650
Intelsat Jackson Holdings,
Gtd. Notes	11.25	6/15/16	7,255,000		7,853,537
Intelsat Luxembourg,
Gtd. Notes	11.25	2/4/17	4,729,000		5,178,255
Intelsat Subsidiary Holding,
Gtd. Notes	8.88	1/15/15	5,790,000	a,b	5,949,225
Sorenson Communications,
Sr. Scd. Notes	10.50	2/1/15	2,530,000	a,b	1,555,950
Sprint Capital,

100-605-05

Gtd. Notes	6.88	11/15/28	2,730,000		2,402,400
Sprint Capital,
Gtd. Notes	6.90	5/1/19	4,365,000		4,332,263
Telesat Canada,
Sr. Unscd. Notes	11.00	11/1/15	3,610,000	a	4,070,275
Telesat Canada,
Sr. Sub. Notes	12.50	11/1/17	1,095,000	a	1,294,838
West,
Sr. Notes	7.88	1/15/19	1,400,000	b	1,428,000
West,
Gtd. Notes	8.63	10/1/18	2,700,000	b	2,875,500
Wind Acquisition Finance,
Scd. Notes	11.75	7/15/17	10,520,000	a,b	11,913,900
Wind Acquisition Holdings Finance,
Sr. Scd. Notes	12.25	7/15/17	4,735,896	a,b	5,517,319
					68,072,462
Textiles & Apparel--.3%
Invista,
Gtd. Notes	9.25	5/1/12	979,000	a,b	998,580
Transportation--6.1%
CHC Helicopter,
Sr. Scd. Notes	9.25	10/15/20	1,800,000	a,b	1,872,000
General Maritime,
Gtd. Notes	12.00	11/15/17	4,450,000	a	4,316,500
Hapag-Lloyd,
Gtd. Notes	9.75	10/15/17	1,050,000	a,b	1,141,875
Marquette Transportation Finance,
Sr. Scd. Notes	10.88	1/15/17	2,940,000	a,b	3,013,500
Navios Maritime Acquisition,
Sr. Scd. Notes	8.63	11/1/17	1,900,000	b	1,952,250
Navios Maritime Holdings,
Sr. Scd. Notes	8.88	11/1/17	910,000	a	989,625
Navios Maritime Holdings,
Gtd. Notes	9.50	12/15/14	1,500,000	a	1,567,500
Overseas Shipholding Group,
Sr. Unscd. Notes	8.13	3/30/18	2,000,000	a	2,015,000
Ultrapetrol Bahamas,
First Mortgage Notes	9.00	11/24/14	1,156,000		1,176,230
					18,044,480
Total Bonds and Notes
(cost $384,144,314)					404,518,498

Preferred Stocks--.5%			Shares		Value ($)
Media
Spanish Broadcasting System,
Ser. B, Cum. $26.88
(cost $2,256,546)			2,182	[d]	1,418,515

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund

100-605-05

(cost $270,000)	270,000[e]	270,000
Total Investments (cost $386,670,860)	137.6%	406,207,013
Liabilities, Less Cash and Receivables	(37.6%)	(111,083,111)
Net Assets	100.0%	295,123,902

a Collateral for Revolving Credit and Security Agreement.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities had a market value of $162,561,583 or 55.1% of net assets.
c Variable rate security--interest rate subject to periodic change.
d Illiquid security, fair valued by management. At the period end, the value of this security amounted to $1,418,515 or .5% of net assets. The valuation of this security has been determined in good faith under the direction of the Board of Trustees.
e Investment in affiliated money market mutual fund.

At December 31, 2010, the aggregate cost of investment securities for income tax purposes was $386,670,860. Net unrealized appreciation on investments was $19,536,153 of which $23,233,318 related to appreciated investment securities and $3,697,165 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	137.0
Preferred Stocks	.5
Money Market Investment	.1
137.6

† Based on net assets.

100-605-05

At December 31, 2010, the fund held the following forward foreign currency exchange contracts:

Forward Foreign Currency	Foreign			Unrealized
Exchange Contracts	Currency Amount	Proceeds ($)	Value ($)	(Depreciation)($)
Sales;
Euro,
Expiring 1/27/2011	140,000	186,891	187,075	(184)

100-605-05

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	404,518,498	-	404,518,498
Equity Securities - Domestic+	-	-	1,418,515	1,418,515
Mutual Funds	270,000	-	-	270,000
Liabilities ($)
Other Financial Instrument:
Forward Foreign Exchange Contracts++	-	(184)	-	-

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities-Domestic ($)
Balance as of 3/31/2010	2,182
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	1,416,333
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of 12/31/2010	1,418,515
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 12/31/2010	1,416,333

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates, among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: February 23, 2011

By: /s/ James Windels
James Windels Treasurer
Date: February 23, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)